Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Central Index Key	0001932737
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41559
Entity Registrant Name	NWTN, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	NWTN Inc. (the “Registrant” or “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission (the “SEC”) on May 25, 2023, to correct an error in its consolidated financial statements as at and for the years ended December 31, 2022 and 2021.As previously disclosed in the Company’s report on Form 6-K, which was filed with the SEC on July 22, 2024, on July 19, 2024, the audit committee of the board of directors (the “Audit Committee”) and the management of the Company, after discussion with Marcum Asia CPAs LLP, the Company’s former independent registered public accounting firm (“Marcum Asia”), concluded that the audited financial statements for the year ended December 31, 2022 (the “Annual Period”), which were included in the Original Form 20-F, and the unaudited financial statements for the six months ended June 30, 2023 (the “Interim Period,” which, together with the Annual Period, the “Affected Periods”), which were included in the Company’s report on Form 6-K filed with the SEC on January 5, 2024 (the “Half-Year Report”) should no longer be relied upon and should be restated to reflect the appropriate accounting treatment for the borrowings of seven shareholders of the Company from the Company to satisfy their guarantee obligations at the Affected Periods under certain subscription agreement and pledge agreement with Al Ataa Investment LLC in September 2022 (collectively, the “Al Ataa Agreements”).The Registrant is filing restated consolidated financial statements as of and for the years ended December 31, 2022 and 2021 (the “Restated Financial Statements”), including the Report of Independent Registered Public Accounting Firm with respect thereto, issued by AssentSure PAC, the new Independent Registered Public Accounting Firm appointed by the Registrant following the dismissal of Marcum Asia in January 2025.The Restated Financial Statements have been restated to correct material errors in the consolidated financial statements. These matters are described in Note22 to the Restated Financial Statements.This Amendment No. 1 also amends the following portions of the Original Form 20-F: ●To amend “Item 3. Key Information — D. Risk Factors” solely to add a risk factor regarding material weaknesses and update the risk factor on our cash flow; ●To restate “Item 5. Operating and Financial Review and Prospects”; ● To restate “Item 7. Major Shareholders and Related Party Transactions”; ●To restate “Item 15. Controls and Procedures”; ● To restate “Item 16C. Principal Accountant Fees”; ●To restate “Item 16F. Change in Registrant’s Certifying Accountant”; and ●To restate “Item 19. Exhibits”. This Form 20-F includes currently dated certifications from the Registrant’s Chief Executive Officer and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 (the “SOX certifications”). The SOX certifications are included in this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2, respectively.Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, update or restate the information in the Original Form 20-F or reflect any events that have occurred after the Original Form 20-F was initially filed on May 25, 2023.Any consolidated financial statements and related financial information for the periods contained in the Restated Financial Statements contained in any reports filed or furnished prior to the date hereof should no longer be relied upon.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of NWTN Inc. (the “Company”) as of December 31, 2022, and 2021, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity (deficit) and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022, and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Contact Personnel Name	Alan Nan WU
City Area Code	(971)
Local Phone Number	5-0656-3888
Contact Personnel Email Address	IR@NWTNMotors.com
Entity Address, Postal Zip Code	000000
Class B Ordinary Shares, with par value $0.0001 per share
Document Information Line Items
Title of 12(b) Security	Class B Ordinary Shares, with par value $0.0001 per share
Trading Symbol	NWTN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Trading Symbol	NWTNW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	32,715,010
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	253,470,511